Intangible Assets, Net	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

5 — INTANGIBLE ASSETS, NET

As of June 30, 2025 and 2026, intangible assets, net consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
Software	6,167,067	6,167,067
Less: accumulated amortization	(4,627,630)	(5,167,764)
	1,539,437	999,303

For the fiscal years ended June 30, 2024, 2025 and 2026, amortization expenses were RMB 1,064,363, RMB 1,041,609 and RMB 540,134 (US$ 79,606), respectively.

The following is a schedule, by years, of amortization of intangible assets as of June 30, 2026:

June 30, 2026
RMB
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
999,303